Summary of significant accounting policies - Cryptocurrencies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Summary of significant accounting policies
Impairment loss of cryptocurrencies	$ 0	$ 0	$ 7,102